RELATED PARTY TRANSACTIONS (Details) - Notes Payable - Related Party [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Beginning Balance	$ 464,264	$ 501,675	$ 1,375,532
Foreign currency translation	(34,826)	(37,411)
Ending Balance	$ 429,438	464,264	501,675
Payments		$ 0	$ (996,136)